23. Share-based payments (Details Narrative) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2018 BRL (R$) Year R$ / shares shares	Dec. 31, 2017 BRL (R$) R$ / shares	Dec. 31, 2016 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity share-based payments	R$ 18,572	R$ 12,148	R$ 13,071
Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period of stock options exercised | Year	10
Share Price One | R$ / shares	R$ 25.10	R$ 14.60
Stock Option Plan [Member] | Smiles Fidelidade
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period of stock options exercised | Year	10
Balance of obligation for granted additional bonuses	R$ 6,899
Equity share-based payments	17,790	R$ 11,956
Equity share-based payments attributable to non-controlling interests	782	192
Reserve of share-based payments	R$ 117,413	R$ 119,308
Number of shares for balance of obligation | shares	111,272
Share Price One | R$ / shares	R$ 43.77	R$ 75.90
Amount recognized related to bonuses	R$ 7,450	R$ 6,332
Restricted Shares Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted treasury shares transferred through equity instruments | shares	1,012,222
Number of restricted treasury shares transferred through cash | shares	75,376
Total number of restricted shares transferred	R$ 20,600
Stock options vest for first year | Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Stock options vest for first year | Stock Option Plan [Member] | Smiles Fidelidade
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	20.00%
Stock options vest for second year | Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	30.00%
Stock options vest for second year | Stock Option Plan [Member] | Smiles Fidelidade
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	30.00%
Stock options vest for third year | Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%
Stock options vest for third year | Stock Option Plan [Member] | Smiles Fidelidade
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%